Other Assets (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2017	May 31, 2017	May 31, 2016
Other Assets (Textual)
Lease term, description	The lease is for 30 years with two successive five-year extensions at the option of the Company.
Stock options consideration	$ 300,000
Stock options consideration due	$ 110,000
Paid upon other assets		$ 181,000
Refundable good faith deposit		390,000
Lease payments, leaving balance		$ 119,000